FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value of Liabilities (Details) - Financial liabilities at amortised cost - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
4.375% Bonds
Disclosure of financial liabilities [line items]
Carrying value	$ 302.2
Financial liabilities, at fair value	301.9
4.375% Bonds | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	301.9
Notes
Disclosure of financial liabilities [line items]
Carrying value	7,983.4	$ 7,337.4
Financial liabilities, at fair value	7,828.2	7,087.5
Notes | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	0.0	0.0
Notes | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	7,828.2	7,087.5
Notes | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	$ 0.0	$ 0.0